Related Party Disclosures - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Purchases of energy and electricity	₽ 692,000,000
Short term employee benefits	592,000,000	₽ 561,000,000	₽ 613,000,000
Share based payments	0
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Amounts receivables	24,391,000,000	24,391,000,000
Cash balance at bank	₽ 1,509,000,000	₽ 703,000,000